Insurance business - Movements in carrying amounts of insurance contracts - analysis by remaining coverage and incurred claims (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	£ (41)	£ (43)
Opening liabilities	20,595	20,004
Insurance contracts liability (asset) opening balance	20,554	19,961
Insurance revenue
Contracts under the fair value approach	(101)	(89)
Contracts under the modified retrospective approach	(124)	(136)
Other contracts	(173)	(154)
Total insurance revenue	398	379	£ 361
Insurance service expenses
Incurred claims and other insurance service expenses	222	208
Amortisation of insurance acquisition cash flows	12	8
Losses and reversal of losses on onerous contracts	1	15
Adjustments to liabilities for incurred claims	(8)	24
Total insurance service expenses/(income)	227	255
Investment components	0	0
Insurance service result	(171)	(124)
Net finance expense/(income) from insurance contracts	1,130	1,586
Effect of movements in exchange rates	(772)	(372)
Total changes in the consolidated income statement and statement of comprehensive income	187	1,090
Cash flows
Premiums received	2,249	1,689
Claims and other insurance service expenses paid	(2,060)	(2,135)
Insurance acquisition cash flows	(44)	(43)
Total cash flows	145	(489)
Other movements	(17,500)	(8)
Closing assets	(38)	(41)	(43)
Closing liabilities	3,424	20,595	20,004
Insurance contracts liability (asset) closing balance	3,386	20,554	19,961
Decrease through subsidiaries classified as held for sale	17,387
Amounts recognised in profit or loss
Insurance service expenses
Net finance expense/(income) from insurance contracts	984	1,184
Amounts recognised in OCI
Insurance revenue
Contracts under the fair value approach	(147)	(407)
Insurance service expenses
Net finance expense/(income) from insurance contracts	146	402
Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	0	0
Opening liabilities	20,289	19,719
Insurance contracts liability (asset) opening balance	20,289	19,719
Insurance revenue
Contracts under the fair value approach	(30)	(11)
Contracts under the modified retrospective approach	(110)	(119)
Other contracts	(78)	(55)
Total insurance revenue	218	185
Insurance service expenses
Incurred claims and other insurance service expenses	91	88
Amortisation of insurance acquisition cash flows	3	2
Losses and reversal of losses on onerous contracts	(4)	8
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses/(income)	90	98
Investment components	0	0
Insurance service result	(128)	(87)
Net finance expense/(income) from insurance contracts	1,133	1,585
Effect of movements in exchange rates	(766)	(371)
Total changes in the consolidated income statement and statement of comprehensive income	239	1,127
Cash flows
Premiums received	2,053	1,471
Claims and other insurance service expenses paid	(1,929)	(2,019)
Insurance acquisition cash flows	(19)	(15)
Total cash flows	105	(563)
Other movements	(17,468)	6
Closing assets	0	0	0
Closing liabilities	3,165	20,289	19,719
Insurance contracts liability (asset) closing balance	3,165	20,289	19,719
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(41)	(43)
Opening liabilities	306	285
Insurance contracts liability (asset) opening balance	265	242
Insurance revenue
Contracts under the fair value approach	(71)	(78)
Contracts under the modified retrospective approach	(14)	(17)
Other contracts	(95)	(99)
Total insurance revenue	180	194
Insurance service expenses
Incurred claims and other insurance service expenses	131	120
Amortisation of insurance acquisition cash flows	9	6
Losses and reversal of losses on onerous contracts	5	7
Adjustments to liabilities for incurred claims	(8)	24
Total insurance service expenses/(income)	137	157
Investment components	0	0
Insurance service result	(43)	(37)
Net finance expense/(income) from insurance contracts	(3)	1
Effect of movements in exchange rates	(6)	(1)
Total changes in the consolidated income statement and statement of comprehensive income	(52)	(37)
Cash flows
Premiums received	196	218
Claims and other insurance service expenses paid	(131)	(116)
Insurance acquisition cash flows	(25)	(28)
Total cash flows	40	74
Other movements	(32)	(14)
Closing assets	(38)	(41)	(43)
Closing liabilities	259	306	285
Insurance contracts liability (asset) closing balance	221	265	242
Excluding loss component | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	0	0
Opening liabilities	20,274	19,712
Insurance contracts liability (asset) opening balance	20,274	19,712
Insurance revenue
Contracts under the fair value approach	(30)	(11)
Contracts under the modified retrospective approach	(110)	(119)
Other contracts	(78)	(55)
Total insurance revenue	218	185
Insurance service expenses
Incurred claims and other insurance service expenses	0	0
Amortisation of insurance acquisition cash flows	3	2
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses/(income)	3	2
Investment components	(1,817)	(1,879)
Insurance service result	(2,032)	(2,062)
Net finance expense/(income) from insurance contracts	1,133	1,585
Effect of movements in exchange rates	(766)	(371)
Total changes in the consolidated income statement and statement of comprehensive income	(1,665)	(848)
Cash flows
Premiums received	2,053	1,471
Claims and other insurance service expenses paid	(22)	(51)
Insurance acquisition cash flows	(19)	(15)
Total cash flows	2,012	1,405
Other movements	(17,463)	5
Closing assets	0	0	0
Closing liabilities	3,158	20,274	19,712
Insurance contracts liability (asset) closing balance	3,158	20,274	19,712
Excluding loss component | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(54)	(49)
Opening liabilities	152	146
Insurance contracts liability (asset) opening balance	98	97
Insurance revenue
Contracts under the fair value approach	(71)	(78)
Contracts under the modified retrospective approach	(14)	(17)
Other contracts	(95)	(99)
Total insurance revenue	180	194
Insurance service expenses
Incurred claims and other insurance service expenses	0	0
Amortisation of insurance acquisition cash flows	9	6
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses/(income)	9	6
Investment components	(4)	(3)
Insurance service result	(175)	(191)
Net finance expense/(income) from insurance contracts	(3)	0
Effect of movements in exchange rates	(3)	(1)
Total changes in the consolidated income statement and statement of comprehensive income	(181)	(192)
Cash flows
Premiums received	196	218
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	(25)	(28)
Total cash flows	171	190
Other movements	(6)	3
Closing assets	(57)	(54)	(49)
Closing liabilities	139	152	146
Insurance contracts liability (asset) closing balance	82	98	97
Loss component | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	0	0
Opening liabilities	13	5
Insurance contracts liability (asset) opening balance	13	5
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	0	(1)
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	(4)	8
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses/(income)	(4)	7
Investment components	0	0
Insurance service result	(4)	7
Net finance expense/(income) from insurance contracts	0	0
Effect of movements in exchange rates	0	0
Total changes in the consolidated income statement and statement of comprehensive income	(4)	7
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(5)	1
Closing assets	0	0	0
Closing liabilities	4	13	5
Insurance contracts liability (asset) closing balance	4	13	5
Loss component | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	4	0
Opening liabilities	12	10
Insurance contracts liability (asset) opening balance	16	10
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	(1)	(1)
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	5	7
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses/(income)	4	6
Investment components	0	0
Insurance service result	4	6
Net finance expense/(income) from insurance contracts	0	0
Effect of movements in exchange rates	0	0
Total changes in the consolidated income statement and statement of comprehensive income	4	6
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Other movements	(1)	0
Closing assets	9	4	0
Closing liabilities	10	12	10
Insurance contracts liability (asset) closing balance	19	16	10
Incurred claims | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	0	0
Opening liabilities	2	2
Insurance contracts liability (asset) opening balance	2	2
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	91	89
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	0	0
Total insurance service expenses/(income)	91	89
Investment components	1,817	1,879
Insurance service result	1,908	1,968
Net finance expense/(income) from insurance contracts	0	0
Effect of movements in exchange rates	0	0
Total changes in the consolidated income statement and statement of comprehensive income	1,908	1,968
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	(1,907)	(1,968)
Insurance acquisition cash flows	0
Total cash flows	(1,907)	(1,968)
Other movements	0	0
Closing assets	0	0	0
Closing liabilities	3	2	2
Insurance contracts liability (asset) closing balance	3	2	2
Incurred claims | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	9	6
Opening liabilities	142	129
Insurance contracts liability (asset) opening balance	151	135
Insurance revenue
Contracts under the fair value approach	0	0
Contracts under the modified retrospective approach	0	0
Other contracts	0	0
Total insurance revenue	0	0
Insurance service expenses
Incurred claims and other insurance service expenses	132	121
Amortisation of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	0	0
Adjustments to liabilities for incurred claims	(8)	24
Total insurance service expenses/(income)	124	145
Investment components	4	3
Insurance service result	128	148
Net finance expense/(income) from insurance contracts	0	1
Effect of movements in exchange rates	(3)	0
Total changes in the consolidated income statement and statement of comprehensive income	125	149
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	(131)	(116)
Insurance acquisition cash flows	0
Total cash flows	(131)	(116)
Other movements	(25)	(17)
Closing assets	10	9	6
Closing liabilities	110	142	129
Insurance contracts liability (asset) closing balance	£ 120	£ 151	£ 135